The Royce Funds

745 Fifth Avenue New York, NY 10151 (212) 508-4500 (800) 221-4268 e-mail: funds@roycenet.com website: www.roycefunds.com

December 6, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attention:  Division of Investment Management

Re:	Royce Discovery Fund, a series of The Royce Fund (Securities Act Reg. No. 002-80348 and Investment Company Act File No. 811-03599)

Ladies and Gentlemen:

       Attached for filing, pursuant to Rule 497 of the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information relating to a supplement, dated December 6, 2011, to the prospectus for Royce Discovery Fund, dated May 1, 2011.

        Please direct any further communications relating to this filing to the undersigned at (212) 508-4578.

Very truly yours,

/s/John E. Denneen

John E. Denneen Secretary